Consolidated Statements of Shareholders’ Deficit - USD ($) $ in Thousands	Previously Reported Redeemable Convertible Preferred Stock	Previously Reported Series A Preferred Stock	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported Preferred Stock	Previously Reported	Redeemable Convertible Preferred Stock	Series A Preferred Stock	Class A Common Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Preferred Stock	Total
Balance at Dec. 31, 2020								$ 19,973			$ 1,393	$ 158,551	$ (201,387)	$ (98)	$ (41,541)
Balance (in Shares) at Dec. 31, 2020								4,000,000			139,225,172
Retrospective application of Merger								$ (19,973)			$ (1,392)	21,365			19,973
Retrospective application of Merger (in Shares)								(4,000,000)			(129,098,010)
Adjusted Balances, beginning of period											$ 1	179,916	(201,387)	(98)	(21,568)
Adjusted Balances, beginning of period (in Shares)											10,127,162
Common stock surrendered												1
Common stock surrendered (in Shares)											(3,975)
Related party note and accrued interest surrendered												68			68
Foreign currency translation adjustment														(10)	(10)
Deemed capital contribution from related party												5,198			5,198
Net income (loss)													(8,675)		(8,675)
Balance at Dec. 31, 2021			$ 1	$ 185,182	$ (210,062)	$ (108)	$ (24,987)	$ 19,973		$ 1,392		163,818	(210,062)	(108)	(44,960)
Balance (in Shares) at Dec. 31, 2021			10,123,187					4,000,000		139,162,672
Retrospective application of Merger								$ (19,973)		$ (1,391)		21,364			19,973
Retrospective application of Merger (in Shares)								(4,000,000)		(129,039,485)
Adjusted Balances, beginning of period										$ 1		185,182	(210,062)	(108)	(24,987)
Adjusted Balances, beginning of period (in Shares)										10,123,187
Foreign currency translation adjustment														2	2
Deemed capital contribution from related party												1,268			1,268
Net income (loss)													(1,871)		(1,871)
Balance at Mar. 31, 2022										$ 1		186,450	(211,933)	(106)	(25,588)
Balance (in Shares) at Mar. 31, 2022										10,123,187
Balance at Dec. 31, 2021			$ 1	185,182	(210,062)	(108)	(24,987)	$ 19,973		$ 1,392		163,818	(210,062)	(108)	(44,960)
Balance (in Shares) at Dec. 31, 2021			10,123,187					4,000,000		139,162,672
Net income (loss)															(4,446)
Balance at Sep. 30, 2022										$ 1		189,073	(214,508)	(111)	(25,545)
Balance (in Shares) at Sep. 30, 2022										10,123,187
Balance at Dec. 31, 2021			$ 1	$ 185,182	$ (210,062)	$ (108)	(24,987)	$ 19,973		$ 1,392		163,818	(210,062)	(108)	(44,960)
Balance (in Shares) at Dec. 31, 2021			10,123,187					4,000,000		139,162,672
Common stock surrendered
Common stock surrendered (in Shares)											(606)
Foreign currency translation adjustment														(7)	(7)
Deemed capital contribution from related party												4,722			$ 4,722
Merger, net of redemptions and transaction costs (in Shares)															2,500,000
Net income (loss)													(15,923)		$ (15,923)
Balance at Dec. 31, 2022							(36,195)			$ 1	$ 1	189,904	(225,985)	(115)	(36,195)
Balance (in Shares) at Dec. 31, 2022										10,122,581	10,122,581
Balance at Mar. 31, 2022										$ 1		186,450	(211,933)	(106)	(25,588)
Balance (in Shares) at Mar. 31, 2022										10,123,187
Foreign currency translation adjustment														(2)	(2)
Deemed capital contribution from related party												645			645
Net income (loss)													(1,236)		(1,236)
Balance at Jun. 30, 2022										$ 1		187,095	(213,169)	(108)	(26,181)
Balance (in Shares) at Jun. 30, 2022										10,123,187
Foreign currency translation adjustment														(3)	(3)
Deemed capital contribution from related party												1,978			1,978
Net income (loss)													(1,339)		(1,339)
Balance at Sep. 30, 2022										$ 1		189,073	(214,508)	(111)	(25,545)
Balance (in Shares) at Sep. 30, 2022										10,123,187
Balance at Dec. 31, 2022							(36,195)			$ 1	$ 1	189,904	(225,985)	(115)	(36,195)
Balance (in Shares) at Dec. 31, 2022										10,122,581	10,122,581
Foreign currency translation adjustment														1	1
Deemed capital contribution from related party												1,952			1,952
Net income (loss)													(13,253)		(13,253)
Balance at Mar. 31, 2023										$ 1		191,856	(239,238)	(114)	(47,495)
Balance (in Shares) at Mar. 31, 2023										10,122,581
Balance at Dec. 31, 2022							(36,195)			$ 1	$ 1	189,904	(225,985)	(115)	$ (36,195)
Balance (in Shares) at Dec. 31, 2022										10,122,581	10,122,581
Merger, net of redemptions and transaction costs (in Shares)															2,500,000
Issuance of Series A Preferred Stock to PIPE Investors (in Shares)															425,606
Net income (loss)															$ (25,027)
Balance at Sep. 30, 2023							6,259			$ 2		255,912	(251,012)	(116)	4,786
Balance (in Shares) at Sep. 30, 2023									4,500,000	19,549,982
Balance at Mar. 31, 2023										$ 1		191,856	(239,238)	(114)	(47,495)
Balance (in Shares) at Mar. 31, 2023										10,122,581
Foreign currency translation adjustment														(1)	(1)
Deemed capital contribution from related party												15,714			15,714
Net income (loss)													(13,337)		(13,337)
Balance at Jun. 30, 2023										$ 1		207,570	(252,575)	(115)	(45,119)
Balance (in Shares) at Jun. 30, 2023										10,122,581
Foreign currency translation adjustment														(1)	(1)
Deemed capital contribution from related party												1,036			1,036
Exchange of redeemable convertible preferred share for Class A Common stock in connection with Merger
Conversion of Convertible Notes into Class A Common stock in connection with Merger										$ 1		27,493			27,494
Conversion of Convertible Notes into Class A Common stock in connection with Merger (in Shares)										4,874,707
Conversion of Envoy Bridge Note into Series A Preferred stock in connection with Merger												10,982			10,982
Conversion of Envoy Bridge Note into Series A Preferred stock in connection with Merger (in Shares)									1,000,000
Preferred stock subscriptions												2,000			2,000
Net exercise of warrants (related party)
Net exercise of warrants (related party) (in Shares)										2,702
Merger, net of redemptions and transaction costs												(1,785)			(1,785)
Merger, net of redemptions and transaction costs (in Shares)									2,500,000	4,115,874
Meteora forward purchase agreement shares as restated												(1,384)			(1,384)
Meteora forward purchase agreement shares as restated (in Shares)										434,118
Issuance of Series A Preferred Stock to PIPE Investors												10,000			10,000
Issuance of Series A Preferred Stock to PIPE Investors (in Shares)									1,000,000
Net income (loss)													1,563		1,563
Balance at Sep. 30, 2023							$ 6,259			$ 2		$ 255,912	$ (251,012)	$ (116)	$ 4,786
Balance (in Shares) at Sep. 30, 2023									4,500,000	19,549,982